NOTE 10 - SUBSEQUENT EVENTS (Details Narrative) (Annual Report [Member], USD $)			0 Months Ended	12 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended	3 Months Ended						10 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended												6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 12, 2014 American Community Capital LP [Member]	Dec. 31, 2013 American Community Capital LP [Member]	Jun. 30, 2014 Chief Executive Officer [Member]	Mar. 30, 2014 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]	Jun. 30, 2014 Kareem Davis [Member]	Mar. 30, 2014 Kareem Davis [Member]	Mar. 31, 2013 Kareem Davis [Member]	Jun. 30, 2014 Roy Watson [Member]	Mar. 30, 2014 Roy Watson [Member]	Jun. 30, 2014 Los Angeles Community Capital [Member]	Dec. 31, 2012 Los Angeles Community Capital [Member]	Jun. 30, 2014 Goldstein Franklin Inc [Member]	Dec. 31, 2012 Goldstein Franklin Inc [Member]	Dec. 31, 2013 Goldstein Franklin Inc [Member]	Jun. 30, 2014 Poverty Solutions Inc [Member]	Dec. 31, 2012 Poverty Solutions Inc [Member]	Dec. 31, 2013 Poverty Solutions Inc [Member]	Jun. 30, 2014 Solomon KN Mbagwu [Member]	Jun. 30, 2014 American Biopharmaceutical Holdings Inc [Member]	Dec. 31, 2013 American Biopharmaceutical Holdings Inc [Member]	Jun. 30, 2014 Azuka L Uzoh Esq [Member]	Jun. 30, 2014 Cherokee Lavalley [Member]	Jun. 30, 2014 Life is Networking Knowledge [Member]	Jun. 30, 2014 Perpetual Emeana [Member]	Jun. 30, 2014 Godwin Obele [Member]	Jun. 30, 2014 Pink Lotus Healthcare [Member]	Jun. 30, 2014 Tahir Wilson [Member]	Jun. 30, 2014 Martin Nwaege [Member]	Jun. 30, 2014 Justin Hillian [Member]	Jun. 30, 2014 Chinazor V Ezembaji [Member]	Jun. 30, 2014 Emeka Gabriel Okeke [Member]	Jun. 30, 2014 Tony Luu [Member]	Jun. 30, 2014 Subsequent Event [Member]
Stock Issued, Par Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued for Services, Shares			10,000,000	1,000,000	17,500,000	2,500,000		10,000,000	500,000	500,000	1,000,000	100,000	100,000	2,000,000	1,000,000	1,000,000	1,000,000	1,000,000	2,000,000			500,000		1,000,000	500,000	500,000	100,000	10,000	10,000	100,000	100,000	100,000	500,000	200,000	200,000	20,000
Sale of Stock, Shares					76,600														267,400	1,528,000	1,719,000	500,000	350,000
Sale of Stock, Value					$ 766														$ 2,674	$ 1,528	$ 3,438	$ 5,000	$ 3,500
Sale of Stock, Price per Share					$ 0.01														$ 0.01			$ 0.01	$ 0.01
Stock Issued During Period																																					40,234,000
Common Stock Shares Issued	35,142,000	13,673,000																																			75,376,000
Common stock shares outstanding	35,142,000	13,673,000																																			75,376,000